Property and Equipment	6 Months Ended
Jun. 30, 2014
Property and Equipment

6. Property and Equipment, Net

The components of the Company’s property and equipment as of December 31, 2012, December 31, 2013 and June 30, 2014 were as follows:

	As of December 31,		June 30, 2014
	2012	2013
			(unaudited)
	(in thousands)
Computer equipment	$5,612	$9,739	$11,495
Furniture and fixtures	1,645	2,176	2,440
Developed software	11,470	13,930	15,064
Purchased software	—	2,124	2,129
Leasehold improvement	5,194	6,120	6,473

Property and equipment	23,921	34,089	37,601
Accumulated amortization and depreciation	(10,580)	(16,993)	(21,072)

Property and equipment, net	$13,341	$17,096	$16,529

The Company recorded amortization and depreciation expense related to property and equipment other than developed software of $0.9 million, $2.0 million, and $4.0 million for the years ended December 31, 2011, 2012 and 2013, respectively, and $1.6 million (unaudited) and $2.7 million (unaudited) for the six months ended June 30, 2013 and 2014, respectively.

The Company capitalized $2.3 million and $2.6 million in developed software for the years ended December 31, 2012 and 2013, respectively, and $1.4 million (unaudited) and $1.1 million (unaudited) for the six months ended June 30, 2013 and 2014, respectively. Amortization expense for developed software costs recognized in depreciation and amortization in the consolidated statements of operations was $1.1 million, $1.6 million and $2.6 million, for the years ended December 31, 2011, 2012 and 2013, respectively, and $1.0 million (unaudited) and $1.4 million (unaudited) for the six months ended June 30, 2013 and 2014, respectively.